Investment Strategy - U.S. Defense ETF	Apr. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a passive management (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) designed to track the performance of equity securities of publicly traded U.S. companies selected based on their development, manufacture, or delivery of products and services that have, or are expected to have, significant exposure to defense-related industries. The equity securities in which the Fund may invest include common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises.

The Index is based on a proprietary methodology created by Aura ETFs Inc. (“Aura”), which is a financial sponsor of the Fund. The Index follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned, calculated, administered, and published by Solactive AG (the “Index Provider”).

Solactive U.S. Defense Index

The Index’s initial investible universe consists of equity securities listed on U.S. securities exchanges (the “Universe”). The Index includes equity securities of companies that generate at least 50% of their revenues from one or more of the following four defense categories (each, a “Defense Company” and collectively, “Defense Companies”):

●	Defense Systems & Military Platforms;
●	Defense Technology;
●	Defense Logistics, Simulation & Mission Support; and
●	Cybersecurity & Digital Defense Infrastructure.

The Index Provider utilizes ARTIS® (Algorithmic Theme Identification System), its proprietary in-house natural language processing (“NLP”) system to identify companies that provide products and/or services in the thematic categories described above.

ARTIS uses key word searches to review large volumes of publicly available data, including company annual reports, published business descriptions, and financial news reports, which the Index Provider believes will identify companies that provide products and services in one of the foregoing thematic categories. ARTIS then ranks the companies based on their relevance within a defense category. ARTIS ranks the companies within each category based on the number and relevance of key word “hits” in the company’s data. During that process, ARTIS weights information depending on the sources’ expected reliability. For example, information included in a company’s financial reports is weighted more heavily than information contained in a financial news article. The ARTIS tool is used to identify the most significant contributors to each thematic category above for inclusion in the Index. ARTIS’s natural language processing may identify companies that are significant contributors to one or more defense categories but that also offer a broad range of products and services and therefore may not be classified as operating in a specific defense industry. However, a company is eligible for inclusion in the Index only if it generates at least 50% of its revenues from one of the defense categories described below.

To be included in the Index, a company must have a market capitalization of at least US$100 million and a minimum average daily trading volume of at least $1 million over both the one month and six-month periods prior to and including the selection day. Additionally, each company must be classified in one of the following FactSet industries: computer communications, data processing services, internet software/services, information technology services, aerospace & defense, and packaged software. This requirement ensures that the Fund’s portfolio is limited to companies operating in technology- and defense-related industries that are most directly involved in developing, supporting, or enabling modern defense capabilities, including digital, cyber, and aerospace systems.

Defense Categories:

●	Defense Systems & Military Platforms: This segment covers companies that manufacture core physical defense systems, including firearms, munitions, and advanced weaponry, as well as military aircraft, helicopters, armored vehicles, naval vessels, and unmanned platforms. It also includes missile developers, missile-defense systems, and space-related defense technologies such as military satellites, launch systems, and strategic deterrence platforms.

●	Defense Technology: This segment includes companies developing advanced sensors, radar and optical systems, electronic warfare equipment, and the digital infrastructure that enables modern defense operations. It also covers C4ISR technologies such as mission communications, battlefield management, geospatial intelligence, and data-fusion platforms as well as autonomous and AI-enabled defense systems across air, land, sea, and space.

●	Defense Logistics, Simulation & Mission Support: This segment focuses on companies providing engineering services, training and simulation tools, and maintenance and lifecycle support for defense equipment. It also includes providers of logistics solutions, military supply-chain management, and operational readiness services that ensure defense systems remain deployable and mission-ready.

●	Cybersecurity & Digital Defense Infrastructure: This segment includes companies delivering cybersecurity solutions tailored to defense and national security needs, such as network defense, encryption, identity management, threat intelligence, and incident response. It also covers AI-driven cyber defense, secure tactical communications, cloud security, and cyber-physical protection for critical defense systems and infrastructure.

Rebalancing Review and Index Weighting

The Index is rebalanced and reconstituted semi-annually generally on the last business day of each of May and November based on data as of twenty business days prior to the date of such rebalance and reconstitution.

At each rebalancing, the Index Provider will perform a final business operation check based on manual research. The Index Provider reviews each of the companies selected during all the previous NLP methodology steps, and checks if there are any false positives (in which case these companies would not be selected for inclusion in the Index). This review is intended to ensure that companies selected for the Index are significant contributors to one of the four defense categories identified above. This process involves reading through the business description provided by third-party data providers, plus other checks based on publicly available information (e.g., annual reports), where necessary. It is anticipated that this final check will have only minimal impact on the final selections, if any at all.

On each selection day, each Index component is first assigned a weight based on its free float market capitalization. These initial weights are then adjusted to comply with specified limits. No single security may have a weight greater than 8%. Securities classified as digital security software companies may not exceed an individual weight of 3% and, in the aggregate, may not represent more than 25% of the Index. Furthermore, the combined weight of all securities that each have a weight greater than 5% may not exceed 40% of the Index, and all other securities are limited to a maximum weight of 4.5%. If the initial free float market capitalization-based weights breach any of these limits, the weights are adjusted and redistributed on a pro rata, iterative basis until all constraints are satisfied.

Subject to a “buffer rule” aimed at limiting Index turnover, securities ranked within the top 50 are included in the Index. Please see the section in the prospectus titled “Additional Information About the Fund” for more details on the buffer rule.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Defense Companies, as defined above.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund’s investments may include micro-, small-, medium- and large-capitalization companies.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Defense Companies, as defined above.